Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information
20.	SEGMENT INFORMATION

The Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components ASICs, full custom devices and semi-custom devices and ASSPs for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of smartcard products, which includes the production and sale of both silicon chips and smartcards.

The Company’s reportable segments are as follows:

•	Automotive and Discrete Group (ADG), comprised of dedicated automotive integrated circuits (“ICs”), and discrete and power transistor products.
•	Analog, MEMS and Sensors Group (AMS), comprised of analog, smart power, MEMS sensors and actuators, and optical sensing solutions.
•

Microcontrollers and Digital ICs Group (MDG), comprised of general-purpose microcontrollers and microprocessors, connected security products (e.g. embedded secured elements and NFC readers), memories (e.g. serial and page EEPROM) and RF and Communications products.

Effective July 1, 2022, the Low Power RF business unit was transferred from AMS (within the Analog sub-group) to MDG (within the Microcontrollers and Memories sub-group) with no significant impact on the Company’s segment reporting. Prior year periods have been adjusted accordingly.

For the computation of the segments’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, SG&A expenses and a part of R&D expenses. In compliance with the Company’s internal policies, certain costs are not allocated to the segments, but reported in “Others”. Those comprise unused capacity charges, including reduced manufacturing activity due to COVID-19 and incidents leading to power outage, impairment, restructuring charges and other related closure costs, management reorganization expenses, phase-out and start-up costs of certain manufacturing facilities, and other unallocated income (expenses) such as: strategic or special R&D programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of other products. In addition, depreciation and amortization expense is part of the manufacturing costs allocated to the segments and is neither identified as part of the inventory variation nor as part of the unused capacity charges; therefore, it cannot be isolated in cost of sales. Finally, public grants are allocated to the Company’s segments proportionally to the incurred expenses on the sponsored projects.

Wafer costs are allocated to the segments based on actual cost. From time to time, with respect to specific technologies, wafer costs are allocated to segments based on market price.

The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.

Net revenues by reportable segment:

	December 31, 2022	December 31, 2021	December 31, 2020
ADG	5,969	4,350	3,284
AMS(1)	4,911	4,587	3,858
MDG(1)	5,228	3,802	3,064
Total net revenues of product segments	16,108	12,739	10,206
Others	20	22	13
Total consolidated net revenues	16,128	12,761	10,219

(1)	Effective July 1, 2022, the Low Power RF business unit was transferred from AMS to MDG with no significant impact on segment reporting. Prior year periods have been adjusted accordingly.

Operating income by reportable segment:

	December 31, 2022	December 31, 2021	December 31, 2020
ADG	1,469	512	182
AMS(1)	1,237	1,022	816
MDG(1)	1,830	908	498
Total operating income of product segments	4,536	2,442	1,496
Others(2)	(97)	(23)	(173)
Total consolidated operating income	4,439	2,419	1,323

(1)	Effective July 1, 2022, the Low Power RF business unit was transferred from AMS to MDG with no significant impact on segment reporting. Prior year periods have been adjusted accordingly.
(2)

Operating income (loss) of “Others” includes items such as unused capacity charges, including reduced manufacturing activity due to COVID-19 and incidents leading to power outage, impairment, restructuring charges and other related closure costs, management reorganization costs, phase-out and start-up costs of certain manufacturing facilities, and other unallocated income (expenses) such as: strategic or special R&D programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of other products.

The reconciliation of operating income of reportable segments to the total consolidated operating income is presented in the below table:

	December 31, 2022	December 31, 2021	December 31, 2020
Total operating income of reportable segments	4,536	2,442	1,496
Impairment, restructuring charges and other related closure costs	—	(2)	(11)
Start-up and phase-out costs	(13)	—	—
Unused capacity charges	(22)	(16)	(153)
Other unallocated manufacturing results	(57)	1	(8)
Gain on sale of non-current assets	2	3	11
Strategic and other research and development programs and other non-allocated provisions(1)	(7)	(9)	(12)
Total operating loss Others	(97)	(23)	(173)
Total consolidated operating income	4,439	2,419	1,323

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other income (costs) that are not allocated to the product segments.

The following is a summary of operations by entities located within the indicated geographic areas for 2022, 2021 and 2020. Net revenues represent sales to third parties from the country in which each subsidiary is domiciled. The Company is incorporated under Dutch law with head offices located in the Netherlands while the Company’s operational office and headquarters are located in Switzerland. Long-lived assets consist of property, plant and equipment, net. A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

	December 31, 2022	December 31, 2021	December 31, 2020
Switzerland	4,569	3,282	2,795
France	153	126	89
Italy	47	56	52
USA	1,981	1,253	976
Singapore	8,604	7,442	5,817
Japan	758	586	479
Other countries	16	16	11
Total net revenues	16,128	12,761	10,219

Property, plant and equipment, net

	December 31, 2022	December 31, 2021
Netherlands	2,753	1,476
France	1,774	1,154
Italy	1,683	1,469
Other European countries	161	136
USA	52	36
Singapore	880	671
Malaysia	365	221
Other countries	533	497
Total property, plant and equipment, net	8,201	5,660